Inventory (Tables)	12 Months Ended
Oct. 31, 2021
Schedule of inventory

	October 31, 2021	October 31, 2020
	$	$
Raw materials	22,788	8,588
Work in process	2,363,487	919,464
Finished goods	920,037	196,308
Ending balance	3,306,312	1,124,360